As filed with the Securities and Exchange Commission on May 31, 2011

1933 Act Registration File No. 333-172408
1940 Act Registration File No. 811-22322

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 1

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
AMENDMENT NO. 9

GLOBAL REAL ESTATE INVESTMENTS FUND
(Exact Name of Registrant as Specified in Charter)

5251 DTC Parkway, Suite 935
Greenwood Village, Colorado 80111

(Address of Principal Executive Offices — Number, Street, City, State, Zip Code)
Registrant’s telephone number, including area code: 1-866-622-3864

Ascent Investment Advisors, LLC
5251 DTC Parkway, Suite 935
Greenwood Village, Colorado 80111

 (Name and Address — Number, Street, City, State, Zip Code — of Agent for Service)

Copies of information to:

Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174
(212) 885-5239

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a) (2) of rule 485.

If appropriate, check the following box:

☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:  This Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement of Global Real estate Investments Fund (the “Fund”) on Form N-1A hereby incorporates Parts A, B and C from the Fund’s Pre-Effective Amendment No. 4 on Form N-1A filed May 13, 2011 and declared effective by a Notice of Effectiveness dated May 13, 2011.  This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 4 to the Company’s Registration Statement.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECAME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

SIGNATURES

Pursuant to requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Princeton, in the State of New Jersey, on the 27th of May, 2011.

GLOBAL REAL ESTATE INVESTMENTS FUND

By:	/s/ Andrew J. Duffy
Name: Andrew J. Duffy Title: President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Randolph S. Lewis	Secretary, Chief Compliance Officer and Treasurer (Principal Financial Officer)	May 27, 2011
Randolph S. Lewis

/s/ Anthony J. Hertl *	Trustee	May 27, 2011
Anthony J. Hertl

/s/ Walter S. Schacht *	Trustee	May 27, 2011
Walter S. Schacht

/s/ William C. Steward *	Trustee	May 27, 2011
William C. Steward

/s/ James S. Vitalie *	Chairman of the Board of Trustees	May 27, 2011
James S. Vitalie

*By: /s/ Andrew J. Duffy
Andrew J. Duffy
as Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE